CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	CNY (¥)	Non-controlling interests [Member] CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Share capital CNY (¥)	Statutory reserve CNY (¥)	General risk reserve CNY (¥)	Currency translation reserve CNY (¥)	Retained earnings/accumulated loss CNY (¥)	Total [Member] CNY (¥)
Balance, amount at Dec. 31, 2016	¥ 579,685,000	¥ 115,937,000	¥ 395,924,000		¥ 77,000	¥ 7,751,000	¥ 5,891,000	¥ 0	¥ 54,105,000	¥ 463,748,000
Statement [Line Items]
Issuance of shares pursuant to reverse acquisition	33,000	7,000	(222,000)		248,000	0	0	0	0	26,000
Share issuance expense	(15,660,000)	(3,132,000)	(12,528,000)		0	0	0	0	0	(12,528,000)
Appropriation to reserves	0	0	0		0	5,614,000	3,926,000	0	(9,540,000)	0
Net profit for the year	28,826,000	5,765,000	0		0	0	0	0	23,061,000	23,061,000
Balance, amount at Dec. 31, 2017	592,884,000	118,577,000	383,174,000		325,000	13,365,000	9,817,000	0	67,626,000	474,307,000
Statement [Line Items]
Appropriation to reserves	0	0	0		0	652,000	68,000	0	(720,000)	0
Net profit for the year	8,155,000	1,631,000	0		0	0	0	0	6,524,000	6,524,000
Changes on initial application of IFRS 9 (see note 2.21)	(234,046,000)	(46,809,000)	0		0	0	0	0	(187,237,000)	(187,237,000)
Adjusted balance at January 1, 2018	358,838,000	71,768,000	383,174,000		325,000	13,365,000	9,817,000	0	(119,611,000)	287,070,000
Share-based compensation	689,000	138,000	0		1,000	0	0	0	550,000	551,000
Other comprehensive loss for the year - currency translation differences	(616,000)	(123,000)	0		0	0	0	(493,000)	0	(493,000)
Balance, amount at Dec. 31, 2018	367,066,000	73,414,000	383,174,000		326,000	14,017,000	9,885,000	(493,000)	(113,257,000)	293,652,000
Statement [Line Items]
Appropriation to reserves	0	0	0		0	4,689,000	(705,000)	0	(3,984,000)	0
Net profit for the year	58,616,000	11,723,000	0		0	0	0	0	46,983,000	46,983,000
Share-based compensation	75,000	15,000	0		0	0	0	0	60,000	60,000
Other comprehensive loss for the year - currency translation differences	405	81		$ 0	0	0	0	324	0	324
Balance, amount at Dec. 31, 2019	¥ 426,162,000	¥ 85,233,000	¥ 383,174,000		¥ 326,000	¥ 18,706,000	¥ 9,180,000	¥ (169,000)	¥ (70,288,000)	¥ 340,929,000